Prepaid Expenses and Deposit to Vendors	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Deposit to Vendors

2. Prepaid Expenses and Deposit to Vendors

Prepaid assets represent advance payments to suppliers and purchase deposits to vendors. The Company paid in advance $44,066 and $22,861, respectively, for professional fees, rents and other prepaid expenses during the nine months ended September 30, 2018 and twelve months ended December 31, 2017. Deposits to vendors of $45,636 and $41,150 represent mostly prepayments to third party vendors who provide the Company with vouchers, prepaid phone credit, etc, that the Company sells through its licensed portal. The Company deposits cash, as needed, to the vendors and once the sale is made, the vendors deduct the deposit from their account. Each transaction is done electronically to record the purchase (to the vendors) and the sale (to the user), and the products are then transferred to the users. Once the transaction is executed, it cannot be cancelled or refunded by the Company to the vendors. The unused funds can only be refunded to the Company upon the termination of the agreement with the vendors, and only after both parties settle their obligations. The Company is independent in setting up the selling price of each product.

	September 30, 2018	December 31, 2017
Individual components giving rise to prepaid expenses are as follows:
Professional fees, rent and other prepaid expenses	$44,066	$22,861
Third party vendor deposits	45,636	41,150
Total	$89,702	$64,011

2. Prepaid Expenses

Prepaid assets represent advance payments to suppliers and purchase deposits to vendors. The Company paid in advance $22,861 for professional fees, rents and other prepaid expenses. Its annual Indonesian office represents $16,243 of these deposits in 2017 an $6,618 represents other prepaid expenses. Deposits to vendors of $41,150 represent prepayments to third party vendors who provide the Company with vouchers, prepaid phone credit, etc, that the Company sells through it licensed portal. The Company deposits cash, as needed, to the vendors and once the sale is made, the vendors deduct the deposit from their account. Each transaction is done electronically to record the purchase (to the vendors) and the sale (to the user), and the products are then transferred to the users. Once the transaction is executed, it cannot be cancelled or refunded by the Company to the vendors. The unused funds can only be refunded to the Company upon the termination of the agreement with the vendors, and only after both parties settle their obligations. The Company is independent in setting up the selling price of each product.

	December 31
	2017	2016
Individual components giving rise to prepaid expenses are as follows:
Professional fees, rent and other prepaid expenses	$22,861	$28,966
Third party vendor deposits	41,150	-
Total	$64,011	$28,966